CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES
	2021	2022
	S$	S$

Contract liabilities	13,492	3,504